SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,440,131,180	$ 625,379,397	¥ 4,041,602,800	¥ 4,456,405,874
Short-term deposits	1,716,540,000	241,769,602	2,511,150,000
Prepayments	38,181,317	5,377,725	26,064,222
Other current assets	348,127,243	49,032,697	337,003,841
Total current assets	6,685,426,757	941,622,664	7,077,183,579
TOTAL ASSETS	8,072,102,829	1,136,931,905	8,145,366,409
Current liabilities:
Accrued expenses and other current liabilities	246,601,339	34,733,072	302,801,557
Amounts due to subsidiaries and VIEs	251,392,026	35,407,826	266,787,562
Deferred revenue	315,969,307	44,503,346	288,152,276
Total current liabilities	1,376,069,149	193,815,287	1,558,664,148
TOTAL LIABILITIES	1,382,769,843	194,759,060	1,584,806,262
Shareholders' equity (deficit)
Ordinary shares	23,336	3,287	23,336
Treasury shares	(911,217,013)	(128,342,232)	(911,217,013)
Accumulated deficit	(3,485,007,183)	(490,852,996)	(3,520,524,817)
Accumulated other comprehensive income	415,246,940	58,486,308	321,990,770
Total DouYu International Holdings Limited Shareholders' equity	6,689,332,986	942,172,845	6,560,559,182
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,072,102,829	1,136,931,905	8,145,366,409
Parent Company
Current assets:
Cash and cash equivalents	4,116,400,819	579,782,929	3,574,342,723
Short-term deposits	1,416,540,000	199,515,486	1,741,150,000
Prepayments	197,803	27,860	253,238
Other current assets	154,904,218	21,817,803	65,929,085
Total current assets	5,688,042,840	801,144,078	5,381,675,046
Investments in subsidiaries and VIEs	1,048,858,412	147,728,617	1,222,310,375
TOTAL ASSETS	6,736,901,252	948,872,695	6,603,985,421
Current liabilities:
Accrued expenses and other current liabilities	39,095,925	5,506,546	23,376,040
Amounts due to subsidiaries and VIEs	344,337	48,499	338,595
Deferred revenue	8,128,004	1,144,805	13,141,069
Total current liabilities	47,568,266	6,699,850	36,855,704
Non-current liabilities			6,570,535
TOTAL LIABILITIES	47,568,266	6,699,850	43,426,239
Shareholders' equity (deficit)
Ordinary shares	23,336	3,287	23,336
Treasury shares	(911,217,013)	(128,342,232)	(911,217,013)
Additional paid-in capital	10,670,286,906	1,502,878,478	10,670,286,906
Accumulated deficit	(3,485,007,183)	(490,852,996)	(3,520,524,817)
Accumulated other comprehensive income	415,246,940	58,486,308	321,990,770
Total DouYu International Holdings Limited Shareholders' equity	6,689,332,986	942,172,845	6,560,559,182
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 6,736,901,252	$ 948,872,695	¥ 6,603,985,421